Financial Instruments and Commodity Contracts - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended												1 Months Ended
	Oct. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2012 Foreign Currency Contracts EUR (€)	Oct. 31, 2011 Foreign Currency Contracts CAD	Oct. 31, 2011 Foreign Currency Contracts EUR (€)	Oct. 31, 2012 Commodity Forward Contracts Diesel Fuel Forward Contracts USD ($)	Oct. 31, 2011 Commodity Forward Contracts Diesel Fuel Forward Contracts USD ($)	Oct. 31, 2012 Commodity Forward Contracts Steel Forward Contracts USD ($)	Oct. 31, 2011 Commodity Forward Contracts Steel Forward Contracts USD ($)	Oct. 31, 2011 Commodity Forward Contracts Lead Forward Contracts USD ($)	Oct. 31, 2011 Commodity Forward Contracts Natural Rubber Forward Contracts USD ($)	Oct. 31, 2012 Interest -Rate Contracts USD ($)	Oct. 31, 2011 Interest -Rate Contracts USD ($)	Oct. 31, 2009 Call Option Convertible Subordinated Debt Manufacturing Operations USD ($)
Derivative [Line Items]
Payments for Derivative Instrument, Investing Activities														$ 125
Derivative, Collateral, Obligation to Return Cash	1	0
Exposure to credit risk	0	4
Derivative, Notional Amount			€ 25	6	€ 54	$ 3	$ 19	$ 61	$ 41	$ 1	$ 14	$ 39	$ 50